Right-of-Use Assets and Lease Liabilities - Schedule of Consolidated Statement of Financial Position (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Consolidated Statement of Financial Position [Abstract]
Current liabilities	$ 189,821	$ 40,245
Non-current liabilities	22,868
Total liabilities	$ 212,689	$ 40,245	$ 133,279